Expense Example - FidelityCapitalAppreciationFund-KPRO - FidelityCapitalAppreciationFund-KPRO - Fidelity Capital Appreciation Fund - Fidelity Capital Appreciation Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714